Details of Significant Accounts - Summary of Future Minimum Lease Payments and Present Values (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Presentation of Leases for Lessee [Line Items]
Total finance lease liabilities			$ 4,046	$ 121,021	$ 48,781
Future finance charges					781
Present value of finance lease liabilities					48,000
Not Later Than One Year
Disclosure Of Presentation of Leases for Lessee [Line Items]
Total finance lease liabilities	$ 2,167	$ 64,827			24,583
Future finance charges					583
Present value of finance lease liabilities					24,000
Later Than One Year But Not Later Than Two Years
Disclosure Of Presentation of Leases for Lessee [Line Items]
Total finance lease liabilities	$ 680	$ 20,352			24,198
Future finance charges					(198)
Present value of finance lease liabilities					$ 24,000